Advances from Shareholder	9 Months Ended
Feb. 29, 2024
Advances from Shareholder [Abstract]
Advances from Shareholder

NOTE 9. Advances from Shareholder

As at May 31, 2022, there was an outstanding balance from a shareholder of $1,979. On June 24, 2022, this balance was fully settled by issuance of 2,196,465 common shares of the Company.